GOODWILL AND OTHER INTANGIBLE ASSETS	3 Months Ended
Dec. 31, 2013
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
4. GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill was $43,801 as of December 31, 2013, and $44,306 as of September 30, 2013.  The decrease in goodwill was due to foreign exchange fluctuations of the New Taiwan dollar.

The components of other intangible assets are as follows:

	December 31, 2013		September 30, 2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Other intangible assets subject to amortization:
Product technology	$8,326	$6,069	$8,362	$5,853
Acquired patents and licenses	8,270	7,301	8,270	7,196
Trade secrets and know-how	2,550	2,550	2,550	2,550
Distribution rights, customer lists and other	12,365	7,721	12,496	7,484

Total other intangible assets subject to amortization	31,511	23,641	31,678	23,083

Total other intangible assets not subject to amortization*	1,190		1,190

Total other intangible assets	$32,701	$23,641	$32,868	$23,083

*      Total other intangible assets not subject to amortization consist primarily of trade names.

Amortization expense on our other intangible assets was $656 and $661  for the three months ended December 30, 2013 and 2012, respectively.  Estimated future amortization expense for the five succeeding fiscal years is as follows:

Fiscal Year	Estimated Amortization Expense
Remainder of 2014	$1,826
2015	2,409
2016	1,993
2017	1,164
2018	460

Goodwill and indefinite-lived intangible assets are tested for impairment annually in the fourth quarter of the fiscal year or more frequently if indicators of potential impairment exist, using a fair-value-based approach.  The recoverability of goodwill is measured at the reporting unit level, which is defined as either an operating segment or one level below an operating segment.  An entity has the option to assess the fair value of a reporting unit either using a qualitative analysis ("step zero") or a discounted cash flow analysis ("step one").  Similarly, an entity has the option to use a step zero or a step one approach to determine the recoverability of indefinite-lived intangible assets.  In fiscal 2012, we used a step zero approach to assess the fair value of our reporting units and the recoverability of indefinite-lived intangible assets.  In fiscal 2013, we chose to refresh our step one analysis for both goodwill impairment and for indefinite-lived intangible asset impairment.  Changes in economic and operating conditions that occur after the annual impairment analysis or an interim impairment analysis that impact these assumptions may result in future impairment charges.

We completed our annual impairment test during our fourth quarter of fiscal 2013 and concluded that no impairment existed.  There were no indicators of potential impairment during the quarter ended December 31, 2013, so it was not necessary to perform an impairment review for goodwill and indefinite-lived intangible assets during the quarter.  There have been no cumulative impairment charges recorded on the goodwill for any of our reporting units.